Insurance (Tables)	9 Months Ended
Sep. 30, 2015
Insurance [Abstract]
Statutory information
Net earnings and capital and surplus on a statutory basis for all GALIC insurance subsidiaries were as follows (in millions):

	Net Earnings			Capital and Surplus
	2014	2013	2012	2014	2013
GALIC consolidated life insurance companies	$384	$285	$186	$1,636	$1,512

Schedule of reserve liabilities for annuity benefits accumulated
For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”), guaranteed withdrawal benefits and accrued persistency and premium bonuses. The liabilities included in GALIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in millions):

	2014	2013
Excess death and annuitization	$213	$197
Guaranteed withdrawal benefits	151	71
Accrued persistency and premium bonuses	14	15